FINANCIAL INSTRUMENTS - Sensitivity (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021
Bottom of range
Disclosure of sensitivity:
Basis curve		12 months
Top of range
Disclosure of sensitivity:
Basis curve		15 months
Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of extrapolation	5.00%	5.00%
Cash flow hedges | Not later than one year | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		50.00%
Cash flow hedges | Not later than one year | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		100.00%
Cash flow hedges | Later than one year and not later than two years | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		0.00%
Cash flow hedges | Later than one year and not later than two years | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		50.00%
Commodity price risk
Disclosure of sensitivity:
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 252.3
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax		$ 289.3
Commodity price risk | Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of increase, liabilities	10.00%	10.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax		$ 260.4
Percentage of decrease, liabilities	10.00%	10.00%
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax		$ 245.8
Currency risk
Disclosure of sensitivity:
Percentage of increase, liabilities	5.00%	5.00%
Percentage of decrease, liabilities	5.00%	5.00%
Increase (decrease), due to decrease, recognized in profit or loss after tax		$ 49.2
Increase (decrease) due to increase, liabilities, impact on profit or loss after tax	$ 52.0
Increase in risk variable, impact on other comprehensive loss		$ 46.6
Decrease in risk variable, impact on other comprehensive loss	$ 49.4
Interest rate risk
Disclosure of sensitivity:
Percentage of increase, liabilities	1.00%	1.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 0.5
Percentage of decrease, liabilities	1.00%	1.00%
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 0.5
Credit risk
Disclosure of sensitivity:
Financial assets, at fair value	12.9	$ 12.9	$ 1.1
Counter party credit risk	$ 229.3	$ 229.3	$ 35.6